Note - 9 - Share Capital - Assumptions for the Fair Value Options (Details)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Risk-free interest rate	1.64%
Expected volatility	44.00%
Expected life (years)	3